POLICY ACQUISITION COSTS	12 Months Ended
Dec. 31, 2012
POLICY ACQUISITION COSTS
POLICY ACQUISITION COSTS

3. POLICY ACQUISITION COSTS

Policy acquisition costs deferred and amortized to income for the years ended December 31 are summarized as follows:

(in thousands)	2012	2011	2010
Deferred policy acquisition costs (DAC), beginning of year	$52,105	$40,242	$40,510
VOBA*, CBIC - Acquisition date	—	10,822	—
Deferred:
Direct commissions	$129,765	$116,206	$101,523
Premium taxes	9,528	8,725	6,809
Ceding commissions	(29,010)	(24,721)	(24,472)
Net deferred	$110,283	$100,210	$83,860
Amortized	110,044	99,169	84,128
DAC/VOBA*, end of year	$52,344	$52,105	$40,242
Policy acquisition costs:
Amortized to expense – DAC	$107,482	$91,499	$84,128
Amortized to expense – VOBA	2,562	7,670	—
Period costs:
Ceding commission – contingent	(1,940)	(2,207)	(2,203)
Other underwriting expenses	88,258	86,906	74,969
Total policy acquisition costs	$196,362	$183,868	$156,894

*Includes asset for value of business acquired (VOBA) in CBIC acquisition

As previously discussed in note 1C, accounting guidance for deferred acquisition costs incurred by insurance entities changed in 2012 under ASU 2010-26, Financial Services - Insurance (Topic 944) Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.

We adopted this new standard on a retrospective basis as of January 1, 2012. The new guidance has no impact on our net cash flows and should have minimal prospective impact on expenses or earnings before income taxes. Our adoption of the new standard, however, resulted in a reduction of our deferred policy acquisition costs asset, an adjustment to our deferred income taxes liability and a decrease to our consolidated shareholders’ equity.